Non-controlling interest (Restated) (Tables)	12 Months Ended
Dec. 31, 2016
Noncontrolling Interest [Abstract]
Changes in Non-Controlling Interest
Changes in non-controlling interest for the years ended December 31, 2016, 2015 and 2014 are as follows:

(In US$ millions)	Ship Finance International Ltd VIEs	North Atlantic Drilling Ltd	Seadrill Partners LLC	Asia Offshore Drilling Ltd	Sevan Drilling ASA	Seadrill Nigeria Operations Limited	Total
December 31, 2013	78	173	115	111	213	—	690
Changes in 2014	(57)	(4)	(115)	—	—	4	(172)
Net income attributable to non-controlling interest in 2014	11	36	—	23	38	—	108
December 31, 2014	32	205	—	134	251	4	626
Changes in 2015	—	8	—	(14)	—	(4)	(10)
Net income attributable to non-controlling interest in 2015	30	(27)	—	20	59	—	82
Impairment of goodwill	(48)	(18)	—	—	(28)	—	(94)
Net income attributable to non-controlling interest in Restatement for NADL derivatives (Restated)	—	11	—	—	—	—	11
December 31, 2015 (Restated)	14	179	—	140	282	—	615
Changes in 2016	(112)	7	—	—	—	6	(99)
Net income attributable to non-controlling interest in 2016	29	(21)	—	9	9	—	26
December 31, 2016	(69)	165	—	149	291	6	542